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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment           [ ]   Amendment Number :  _____
This Amendment (Check only one.): [ ]  is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 8214 Westchester Drive, Suite 650
         Dallas, Texas 75225

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place, and Date of Signing:


/s/ Robert H. Alpert                   Dallas, TX           November 16, 2009
--------------------------------   ------------------   ------------------------
           (Signature)                (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       35
Form 13F Information Table Value Total:   48,765 (thousands)

List of Other Included Managers:

NONE
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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                 TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------  --------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
ALESCO FINL INC              NOTE 7.625% 5/1 014485AB2   4,162  6,550,000   PRN              SOLE        0    6,550,000    0     0
AMYLIN PHARMACEUTICALS INC         COM       032346108     301     22,000   SH               SOLE        0       22,000    0     0
ARVINMERITOR INC                   COM       043353101     371     47,500   SH               SOLE        0       47,500    0     0
BERKSHIRE HATHAWAY INC DEL         CL B      084670207   2,708        815   SH               SOLE        0          815    0     0
CENVEO INC                         COM       15670S105   1,419    205,000   SH               SOLE        0      205,000    0     0
CHINA INFORMATION SEC TECH I       COM       16944F101   3,101    559,766   SH               SOLE        0      559,766    0     0
COTT CORP QUE                      COM       22163N106     515     70,000   SH               SOLE        0       70,000    0     0
CPI CORP                           COM       125902106     388     31,100   SH               SOLE        0       31,100    0     0
DARLING INTL INC                   COM       237266101     221     30,000   SH               SOLE        0       30,000    0     0
EXCO RESOURCES INC                 COM       269279402   2,566    137,300   SH               SOLE        0      137,300    0     0
FAIRFAX FINL HLDGS LTD           SUB VTG     303901102   4,819     13,000   SH               SOLE        0       13,000    0     0
FIFTH STREET FINANCE CORP          COM       31678A103     331     30,263   SH               SOLE        0       30,263    0     0
GENTEK INC                       COM NEW     37245X203   3,089     81,195   SH               SOLE        0       81,195    0     0
GENWORTH FINL INC                COM CL A    37247D106   1,046     87,500   SH               SOLE        0       87,500    0     0
GREENLIGHT CAPITAL RE LTD        CLASS A     G4095J109     244     13,000   SH               SOLE        0       13,000    0     0
HECKMANN CORP                      COM       422680108   3,091    674,978   SH               SOLE        0      674,978    0     0
IMAX CORP                          COM       45245E109   1,242    132,000   SH               SOLE        0      132,000    0     0
IMPERIAL SUGAR CO NEW            COM NEW     453096208     476     37,500   SH               SOLE        0       37,500    0     0
LABORATORY CORP AMER HLDGS       COM NEW     50540R409     854     13,000   SH               SOLE        0       13,000    0     0
MARKET VECTORS ETF TR         GOLD MINER ETF 57060U100   1,359     30,000   SH               SOLE        0       30,000    0     0
MARTEK BIOSCIENCES CORP            COM       572901106     324     14,328   SH               SOLE        0       14,328    0     0
MGIC INVT CORP WIS                 COM       552848103   1,104    149,000   SH               SOLE        0      149,000    0     0
MVC CAPITAL INC                    COM       553829102     329     37,500   SH               SOLE        0       37,500    0     0
ODYSSEY RE HLDGS CORP              COM       67612W108   1,167     18,000   SH               SOLE        0       18,000    0     0
ORBIT INTL CORP                  COM NEW     685559304     494    145,393   SH               SOLE        0      145,393    0     0
PARKERVISION INC                   COM       701354102     953    233,100   SH               SOLE        0      233,100    0     0
PFIZER INC                         COM       717081103     993     60,000   SH               SOLE        0       60,000    0     0
REWARDS NETWORK INC                COM       761557107   1,508    109,774   SH               SOLE        0      109,774    0     0
SEABRIDGE GOLD INC                 COM       811916105     901     31,500   SH               SOLE        0       31,500    0     0
SWS GROUP INC                      COM       78503N107     230     16,000   SH               SOLE        0       16,000    0     0
TEXAS INDS INC                     COM       882491103   1,407     33,500   SH               SOLE        0       33,500    0     0
TRANSATLANTIC HLDGS INC            COM       893521104   1,280    538,000   SH               SOLE        0      538,000    0     0
UNITED WESTN BANCORP INC           COM       913201109   1,390    350,000   SH               SOLE        0      350,000    0     0
VALUEVISION MEDIA INC              CL A      92047K107     409    123,700   SH               SOLE        0      123,700    0     0
ZHONGPIN INC                       COM       98952K107   3,973    269,900   SH               SOLE        0      269,900    0     0
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